Note 3 - Collaboration Revenue (Details Textual) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	3 Months Ended		31 Months Ended
	Nov. 12, 2020	Nov. 30, 2020	Mar. 31, 2021	Mar. 31, 2020	Nov. 12, 2022
Revenue from Contract with Customer, Including Assessed Tax			$ 338
Research Collaboration and License Agreement with Eli Lilly [Member] | Series A-2 Preferred Shares [Member]
Redeemable Noncontrolling Interest, Equity, Preferred, Fair Value			5,267
Research Collaboration and License Agreement with Eli Lilly [Member] | SEED Therapeutics Inc. [Member]
Collaborative Arrangement, Upfront Cash Payment		$ 10,000
Derivative Liability, Total			278
Revenue from Contract with Customer, Including Assessed Tax			$ 338
Research Collaboration and License Agreement with Eli Lilly [Member] | SEED Therapeutics Inc. [Member] | Series A-1 Convertible Preferred Shares [Member]
Stock Issued for Transfer of Assets, Shares (in shares)	9,631,941
Research Collaboration and License Agreement with Eli Lilly [Member] | SEED Therapeutics Inc. [Member] | Series A-1 Preferred Shares [Member]
Stock Issued During Period, Shares, New Issues (in shares)	1,194,030
Research Collaboration and License Agreement with Eli Lilly [Member] | SEED Therapeutics Inc. [Member] | Series A-2 Preferred Shares [Member]
Stock Issued During Period, Shares, New Issues (in shares)	1,990,000
Shares Issued, Price Per Share (in dollars per share)	$ 2.5125
Research Collaboration and License Agreement with Eli Lilly [Member] | SEED Therapeutics Inc. [Member] | Additional Series A-2 Preferred Shares [Member] | Forecast [Member]
Stock Issued During Period, Shares, New Issues (in shares)					1,990,000
Shares Issued, Price Per Share (in dollars per share)					$ 2.5125
Research Collaboration and License Agreement with Eli Lilly [Member] | SEED Therapeutics Inc. [Member] | Maximum [Member]
Collaborative Arrangement, Equity Investment		$ 780,000